Parent Company Financials (Details) - Schedule of cash flow statements - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOW FROM OPERATIONG ACTIVITIES:
Net income (loss)	$ (1,863,253)	$ 23,764
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Investment loss from subsidiaries	1,504,430
Changes in assets and liabilities:
Accrued expenses and other payables	3,001
Net cash provided by (used in) operating activities	(355,822)	23,764
Cash flows from investing activities:
Investment into subsidiary		(4,500,480)
Net cash used in investing activities		(4,500,480)
Cash flows from financing activities:
Proceeds from issuance of common stock		5,748,273
Increase in escrow		(600,000)
Net cash provided by financing activities		5,148,273
Net (decrease) increase in cash and restricted cash	(355,822)	671,557
Cash and restricted cash, beginning of period	1,271,557
Cash and restricted cash, end of period	915,735	671,557
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income tax